SCHEDULE OF LIQUIDITY RISKS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Trade payables - Carrying amount	$ 1,742
Trade payables - Within 1 year	1,742
Trade payables - Over 1 year
Other accounts payable - Carrying amount	2,534	$ 956
Other accounts payable - Within 1 year	2,534
Other accounts payable - Over 1 year
Loans - Carrying amounts	1,394
Loans - Within 1 year	1,166	1,403
Long term loans (note 16)	228	341
Lease liability - Carrying amount	600	886
Lease liability - Within 1 year	190	281
Lease liability - Over 1 year	$ 410	$ 605